Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument, Redemption [Line Items]
Remainder of 2022	$ 46,103
2023	332,168
2024	113,637
2025	108,277
2026	253,402
2027 and thereafter	134,871
Total	988,458	$ 974,596
Sale & Leaseback
Debt Instrument, Redemption [Line Items]
Remainder of 2022	6,439
2023	13,161
2024	13,804
2025	14,399
2026	15,059
2027 and thereafter	134,871
Total	197,733
Periodic repayment
Debt Instrument, Redemption [Line Items]
Remainder of 2022	39,664
2023	73,101
2024	36,440
2025	28,372
2026	18,822
Total	196,399
Balloon Repayment [Member]
Debt Instrument, Redemption [Line Items]
2023	245,906
2024	63,393
2025	65,506
2026	219,521
Total	$ 594,326